Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document - Document and Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Trading Symbol	NLSN
Entity Registrant Name	Nielsen Holdings N.V.
Entity Central Index Key	0001492633